INVESCO MUNICIPAL INCOME OPPORTUNITIES TRUST

AMENDMENT NO. 2

TO THE STATEMENT OF PREFERENCES

OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”), DATED

NOVEMBER 1, 2017

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Municipal Income Opportunities Trust (the “Fund”) by Section 4.1 of the Amended and Restated Agreement and Declaration of Trust of the Fund, the Board of Trustees of the Fund may transact the Fund’s affairs;

WHEREAS, the Board of Trustees has determined that it is in the best interest of the Fund to (i) extend the Term Redemption Date of the Series 2020 VMTP Shares to October 31, 2025 and (ii) exempt the VMTP Shares from the provisions of the Delaware Control Beneficial Interest Acquisitions statute, and has approved each such change;

WHEREAS, the Fund and the sole shareholder have previously communicated regarding the extension of the Term Redemption Date and other changes, and reached a conditional agreement on such terms during January 2023;

WHEREAS, each of these changes has been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2020 VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to extend the Term Redemption Date of the Series 2020 VMTP Shares to October 31, 2025 and to exempt the VMTP Shares from the provisions of the Delaware Control Beneficial Interest Acquisitions statute.

2. Section 5 of Appendix A to the Statement of Preferences specifically relating to the Series 2020 VMTP Shares is deleted in its entirety and replaced with the following:

“Term Redemption Date Applicable to Series. The Term Redemption Date is October 31, 2025, subject to extension pursuant to Section 2.5(a)(ii) of the VMTP Statement.”

3. Section 7 of Appendix A to the Statement of Preferences specifically relating to the Series 2020 VMTP Shares is deleted in its entirety and replaced with the following:

“Liquidity Account Initial Date Applicable to Series. The Liquidity Account Initial Date is May 1, 2025 or, if applicable, the date that is six (6) months prior to the Term Redemption Date as extended pursuant to Section 2.5(a)(ii) of the VMTP Statement.”

4. Section 2.6 of the Statement of Preferences is amended by adding the following 2.6(h) at the end thereof:

“(h) Exemption from Delaware Control Beneficial Interest Acquisition Provisions. All VMTP Shares Outstanding as of March 17, 2023 and the acquisition thereof by the Holder(s) or Beneficial Owner(s) thereof or any other Person(s), including any transfer and acquisition after March 17, 2023, will be exempt from Subchapter III of the Delaware Statutory Trust Act.”

5. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

6. Except as amended hereby, the Statement of Preferences remains in full force and effect.

7. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this      day of March, 2023

INVESCO MUNICIPAL INCOME OPPORTUNITIES TRUST

By:	/s/ Alissa Clare
Name: Alissa Clare
Title: Assistant Secretary